UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02556

Name of Fund: Merrill Lynch Ready Assets Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

June 30, 2008

Merrill Lynch Ready Assets Trust

2 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely, Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Trust expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Expense Example

The table also provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Trust and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning dif-
ferent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]

Merrill Lynch Ready Assets Trust	$1,000	$1,015.00	$3.14	$1,000	$1,021.58	$3.15

[1] Expenses are equal to the Trust’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Portfolio Composition as a Percent of Net Assets[1]

	6/30/08	12/31/07

Certificates of Deposit	4%	5%
Certificates of Deposit - Yankee[2]	33	29
Commercial Paper	44	48
Corporate Notes	7	8
Funding Agreements	4	5
Repurchase Agreements	2	5
U.S. Government Agency &
Instrumentality Obligations	6	—

[1] Total may not equal 100%. [2] U.S. branches of foreign banks.

Current Seven-Day Yield

As of June 30, 2008	2.21%

4 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Certificates of Deposit — 4.2%
American Express	2.65%	8/14/2008	$ 19,750	$ 19,750,000
Bank, FSB	2.58	8/21/2008	18,000	18,000,000
	2.80	9/10/2008	70,000	70,000,000

Citibank, NA	2.87	7/28/2008	21,000	21,000,000
	2.62	8/13/2008	15,000	15,000,000
	2.77	9/10/2008	45,000	45,000,000

Wachovia Bank, NA	2.79	9/25/2008	5,000	5,000,000
	2.91 (a)	5/01/2009	29,150	29,150,000

Total Certificates of Deposit				222,900,000

Certificates of Deposit — Yankee — 32.7%
Banco Bilbao Vizcaya	2.90	7/23/2008	95,000	95,000,000
Argentaria S.A., NY	2.79	9/19/2008	69,000	69,000,000
	3.00	10/24/2008	50,400	50,400,000
	3.185	12/24/2008	25,000	25,000,000

Bank of Montreal,	2.79	9/12/2008	100,000	100,000,000
Chicago	2.834 (a)	11/10/2008	46,175	46,175,000

Bank of Nova Scotia, NY	2.402 (a)	7/03/2008	44,215	44,214,903

Bank of Scotland Plc, NY	4.39	7/07/2008	33,000	33,000,000
	3.07	7/31/2008	75,000	75,000,000
	2.68	8/13/2008	15,000	15,000,000
	2.68	10/02/2008	25,635	25,635,000
	2.72	10/02/2008	24,655	24,655,000

Barclays Bank Plc, NY	2.70	8/19/2008	75,000	75,000,000
	2.80	9/26/2008	30,000	30,000,000

BNP Paribas, NY	4.50	7/03/2008	15,000	15,000,000
	2.63	10/02/2008	43,120	43,120,000
	2.95	10/28/2008	25,000	25,000,000
	2.85	12/04/2008	10,000	10,000,000
	2.845	12/08/2008	47,185	47,185,000

DNB NOR Bank ASA, NY	2.84	12/05/2008	9,100	9,100,000
	3.10	12/23/2008	46,000	46,000,000

Deutsche Bank NY	3.011(a)	1/21/2009	38,390	38,390,000

Fortis Bank SA/NV, NY	2.77	7/18/2008	15,000	15,000,000
	2.68	9/03/2008	58,000	58,000,000

Natixis, NY	5.42	7/10/2008	15,640	15,641,450

Nordea Bank Finland	2.90	7/22/2008	96,000	96,000,000
Plc, NY	2.65	10/15/2008	9,000	9,000,000
	4.82	10/17/2008	53,815	53,816,540

Royal Bank of	2.71	9/16/2008	40,000	40,000,850
Canada, NY

Royal Bank of Scotland,	2.68	10/02/2008	48,040	48,040,000
NY

SanPaolo IMI SPA, NY	3.01	7/21/2008	115,000	115,000,634
	2.77	10/03/2008	93,000	93,000,000
	2.86	12/04/2008	24,030	24,030,000
	2.86	12/05/2008	26,000	26,000,000

Societe Generale, NY	2.915	11/14/2008	45,000	45,000,838
	2.92	12/05/2008	42,000	42,000,000
	3.18	12/23/2008	29,000	29,001,387

Svenska Handelsbanken	2.61	10/01/2008	32,795	32,795,000
AB, NY

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Certificates of Deposit — Yankee (concluded)
Toronto Dominion	2.83%	12/05/2008	$ 13,250	$ 13,250,000
Bank, NY	3.00	12/16/2008	7,000	7,000,000
	3.11	12/30/2008	25,000	25,000,000

Total Certificates of Deposit — Yankee				1,729,451,602

Commercial Paper (b) — 43.9%
Amsterdam Funding	2.70	7/02/2008	50,000	49,996,250
Corp.	2.72	7/09/2008	35,000	34,978,844
	2.72	7/11/2008	83,000	82,937,289
	2.70	8/22/2008	25,000	24,902,500

Atlantis One	2.88	7/23/2008	40,000	39,929,600
Funding Corp.	2.81	9/15/2008	16,000	15,905,084

Bank of America Corp.	2.84	7/07/2008	45,000	44,978,700
	3.80	7/11/2008	35,415	35,377,617
	2.61	8/04/2008	40,000	39,901,400
	2.829	8/19/2008	28,695	28,584,507

Bryant Park Funding LLC	2.65	9/05/2008	22,000	21,892,808
	2.66	9/05/2008	72,000	71,649,189

CAFCO LLC	2.61	8/21/2008	16,000	15,940,840
	2.68	9/04/2008	20,000	19,903,222

Cancara Asset	2.65	8/04/2008	6,500	6,483,732
Securitization LLC

CHARTA LLC	2.90	7/15/2008	45,000	44,949,250
	2.80	9/16/2008	50,000	49,700,556
	2.83	9/17/2008	62,000	61,619,837

Ciesco LLC	2.73	7/10/2008	25,122	25,104,854
	2.72	7/14/2008	43,000	42,957,764
	2.85	9/19/2008	50,000	49,683,333

Citigroup Funding Inc.	2.75	8/20/2008	47,000	46,820,486
	2.94	10/02/2008	30,000	29,772,150

Clipper Receivables	2.80	8/04/2008	22,000	21,941,822
Co. LLC

CRC Funding, LLC	2.73	7/10/2008	30,000	29,979,525
	2.73	7/16/2008	7,200	7,191,364
	2.90	7/16/2008	50,000	49,940,029
	2.91	7/28/2008	20,000	19,956,350

Dakota Notes Program	2.88	9/10/2008	17,585	17,485,117

Danske Corp.	2.68	7/01/2008	90,000	90,000,000
	2.77	9/18/2008	45,000	44,726,463

Dexia Delaware LLC	2.92	7/18/2008	60,500	60,416,577
	2.64	8/19/2008	45,000	44,838,300
	2.76	9/15/2008	30,000	29,825,200
	2.765	9/17/2008	20,000	19,880,183

Ebbets Funding LLC	3.15	7/01/2008	20,000	20,000,000

Fairway Finance Co., LLC	2.65	7/03/2008	25,000	24,996,319
	2.65	7/09/2008	40,000	39,976,444

Galleon Capital LLC	2.75	7/14/2008	40,000	39,960,278

General Electric	3.83	7/10/2008	29,900	29,871,371
Capital Corp.

General Electric	2.60	10/14/2008	7,500	7,443,125
Capital Services	2.63	10/20/2008	10,000	9,918,908

Govco LLC	2.90	7/22/2008	47,000	46,920,492

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

5

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Commercial Paper (b) (concluded)
ING US Funding LLC	2.53%	8/21/2008	$ 15,000	$14,946,238
	2.54	8/28/2008	50,000	49,795,389
	2.60	9/03/2008	50,000	49,768,889

ING America Insurance	2.70	9/26/2008	19,000	18,876,025
Holdings, Inc.

JPMorgan Chase & Co.	2.50	8/11/2008	16,750	16,702,309
	2.45	10/01/2008	30,000	29,812,167
	2.50	10/14/2008	7,000	6,948,958
	2.70	12/02/2008	57,000	56,341,650

Liberty Street	2.57	7/17/2008	15,000	14,982,867
Funding LLC

Old Line Funding LLC	2.80	9/04/2008	24,358	24,234,857

Palisades CP Program	2.95	8/05/2008	24,100	24,030,880

Prudential Funding LLC	2.30	7/16/2008	8,000	7,992,333

Raiffeisen Zentralbank	2.685	7/11/2008	47,000	46,964,946
Oesterreich AG	2.94	7/22/2008	25,000	24,957,125
	2.65	7/28/2008	15,000	14,970,188
	2.95	10/03/2008	35,000	34,730,403

Ranger Funding Co. LLC	2.90	7/21/2008	17,951	17,922,079

Salisbury Receivables	2.63	7/09/2008	30,000	29,982,467
Co. LLC

Scaldis Capital LLC	2.57	7/02/2008	48,372	48,368,547
	2.75	8/14/2008	35,000	34,882,361

Solitaire Funding LLC	2.59	7/21/2008	20,000	19,971,222

Surrey Funding Corp.	2.83	7/16/2008	1,000	998,821

Thames Asset Global	2.95	7/25/2008	10,000	9,980,333
Securitization No. 1, Inc.

Thunder Bay Funding LLC	2.78	8/04/2008	15,000	14,960,617

Ticonderoga Funding LLC	2.48	7/21/2008	24,000	23,966,933

Toyota Motor Credit Corp.	2.60	8/19/2008	11,000	10,961,072

Victory Receivables Corp.	2.65	8/01/2008	10,000	9,977,181

Windmill Funding Corp.	2.70	7/02/2008	25,000	24,998,118
	2.73	7/02/2008	12,000	11,999,097
	2.72	7/07/2008	22,000	21,990,027
	2.73	7/10/2008	25,000	24,982,938

Yorktown Capital, LLC	2.70	9/10/2008	40,000	39,787,000

Total Commercial Paper				2,321,021,716

Corporate Notes — 7.7%
ANZ National	2.458(a)	9/05/2008	27,000	27,000,000
International Ltd.

ASIF Global Financing XXX	2.511(a)	9/22/2008	15,000	15,000,000

Bank of Ireland	2.492(a)	9/19/2008	12,000	12,000,000

Bank of Montreal,	2.951	5/29/2009	43,950	43,950,000
Chicago

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Corporate Notes (concluded)
BASF Finance	2.808(a)%	9/19/2008	$ 45,000	$ 44,985,973
Europe N.V.

Goldman Sachs	2.521(a)	9/12/2008	51,700	51,700,000
Group, Inc.

HSBC USA Inc.	3.217(a)	5/15/2009	8,070	8,070,000

HSBC Finance Corp.	2.808(a)	8/22/2008	39,000	39,000,000

ING USA Global	3.143(a)	6/19/2009	12,970	12,970,000
Funding Trust VI

MetLife Global	2.571(a)	9/12/2008	11,500	11,500,000
Funding, Inc.	2.50(a)	10/06/2008	16,500	16,500,000

Nationwide Building	2.881(a)	7/28/2008	13,000	13,000,000
Society

Northern Rock Plc	2.767(a)	7/08/2008	21,500	21,500,000

Royal Bank of Scotland	2.959(a)	9/26/2008	80,000	80,000,000

Westpac Banking Co.	2.751(a)	10/10/2008	11,000	11,000,000

Total Corporate Notes				408,175,973

Funding Agreements — 3.8%
Genworth Life	2.796(a)	10/10/2008	25,000	25,000,000
Insurance Co. (c)	2.619(a)	12/01/2008	20,000	20,000,000

Jackson National Life	2.959(a)	5/01/2009	86,000	86,000,000
Insurance Co. (c)

Metropolitan Life	2.659(a)	4/01/2009	20,000	20,000,000
Insurance Co. (c)

New York Life	2.92(a)	4/13/2009	48,830	48,830,000
Insurance Co. (c)

Total Funding Agreements				199,830,000

U.S. Government Agency & Instrumentality Obligations — 5.5%
Fannie Mae	2.50 (b)	8/06/2008	12,975	12,942,563
Discount Notes	2.495 (b)	8/20/2008	10,680	10,642,991
	2.49 (b)	9/08/2008	22,935	22,825,543
	2.49 (b)	9/10/2008	14,085	14,015,831

Federal Home Loan	2.623 (a)	3/20/2009	26,755	26,772,916
Bank Variable	2.402 (a)	8/13/2009	28,100	28,100,000
Rate Notes	2.376 (a)	8/14/2009	41,500	41,495,345

Freddie Mac	2.50 (b)	8/18/2008	11,570	11,531,433
Discount Notes

Freddie Mac Variable	2.669 (a)	9/25/2009	74,975	74,947,758
Rate Notes	2.413 (a)	9/28/2009	45,300	45,286,034

Total U.S. Government Agency & Instrumentality Obligations				288,560,414

See Notes to Financial Statements.

6 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

		Face
Issue		Amount	Value

Repurchase Agreements — 1.6%
Deutsche Bank Securities Inc. purchased on 6/30/2008 to yield 2.50% to 7/01/2008, repurchase price of $83,465,796 collateralized
by FHLMC 4.95% due 1/14/2015, Freddie Mac 5.50% due 3/22/2022 and Fannie Mae 6.19% due 12/19/2025.		$ 83,460	$ 83,460,000

Total Repurchase Agreements			83,460,000

Total Investments (Cost — $5,253,399,705*) — 99.4%			5,253,399,705
Other Assets Less Liabilities — 0.6%			33,878,302

Net Assets — 100.0%			$5,287,278,007

* Cost for federal income tax purposes.
(a) Variable rate security. Rate is as of report date.
(b) The interest rates shown reflect the discount rates at the time of purchase.
(c) Restricted securities as to resale, representing 3.8% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Genworth Life Insurance Co., 2.796% due 10/10/2008	9/10/2007	$ 25,000,000	$ 25,000,000
Genworth Life Insurance Co., 2.619% due 12/01/2008	12/03/2007	20,000,000	20,000,000
Jackson National Life Insurance Co., 2.959% due 5/01/2009	5/01/2008	86,000,000	86,000,000
Metropolitan Life Insurance Co., 2.659% due 4/01/2009	4/01/2008	20,000,000	20,000,000
New York Life Insurance Co., 2.92% due 4/13/2009	4/11/2008	48,830,000	48,830,000

Total		$199,830,000	$199,830,000

• Effective January 1,2008,the Trust adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.157,“Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets of liabilities in markets that are not active,inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volitilities, prepayment speeds, loss severities, credit risks, and default rates)
or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstance,to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the
Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$5,253,399,705
Level 3	—

Total	$5,253,399,705

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

7

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $5,253,399,705)	$5,253,399,705
Cash	135,803
Capital shares sold receivable	65,357,913
Interest receivable	11,650,555
Prepaid expenses	219,356

Total assets	5,330,763,332

Liabilities

Capital shares redeemed payable	39,318,408
Investment advisory fees payable	1,597,321
Distribution fees payable	1,299,854
Other affiliates payable	1,138,521
Income dividends payable	1,062
Officer’s and Trustees’ fees payable	919
Other accrued expenses payable	129,240

Total liabilities	43,485,325

Net Assets

Net assets	$5,287,278,007

Net Assets Consist of

Shares of beneficial interest, $0.10 par value, unlimited number of shares outstanding	$ 528,696,028
Paid-in capital in excess of par	4,758,264,249
Undistributed net investment income	33,474
Accumulated net realized gains	284,256

Net assets — Equivalent to $1.00 per share based on 5,286,960,276 shares of beneficial interest outstanding	$5,287,278,007

See Notes to Financial Statements.

8 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Interest	$ 94,625,334

Expenses

Investment advisory	9,633,875
Distribution	3,166,055
Transfer agent	3,091,748
Accounting services	257,036
Registration	72,382
Printing	71,454
Custodian	60,205
Professional	58,979
Officer and Trustees	36,030
Miscellaneous	38,986

Total expenses	16,486,750

Net investment income	78,138,584

Realized Gain

Net realized gain on investments	239,022

Net Increase in Net Assets Resulting from Operations	$ 78,377,606

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

9

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 78,138,584	$ 220,604,545
Net realized gain	239,022	69,314
Net change in unrealized appreciation/depreciation	—	312,572

Net increase in net assets resulting from operations	78,377,606	220,986,431

Dividends to Shareholders

Net investment income	(78,129,117)	(220,604,545)

Beneficial Interest Transactions

Net proceeds from sale of shares	4,295,275,375	8,297,972,911
Value of shares issued to shareholders in reinvestment of dividends	78,126,076	220,604,530

Total shares issued	4,373,401,451	8,518,577,441
Cost of shares redeemed	(4,119,045,183)	(7,878,693,222)

Net increase in net assets derived from beneficial interest transactions	254,356,268	639,884,219

Net Assets

Total increase in net assets	254,604,757	640,266,105
Beginning of period	$5,032,673,250	$4,392,407,145

End of period	$5,287,278,007	$5,032,673,250

End of period undistributed net investment income	$ 33,474	$ 24,007

See Notes to Financial Statements.

10 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Financial Highlights

	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0148	0.0470	0.0432	0.0258	0.0082	0.0068
Net realized and unrealized gain (loss)	—[1]	0.0001	(0.0006)	—[2]	(0.0008)	(0.0006)

Net increase from investment operations	0.0148	0.0471	0.0426	0.0258	0.0074	0.0062

Dividends and distributions from:
Net investment income	(0.0148)	(0.0470)	(0.0432)	(0.0258)	(0.0082)	(0.0068)
Net realized gain	—	—	—[2]	—[2]	—[2]	(0.0001)

Total dividends and distributions	(0.0148)	(0.0470)	(0.0432)	(0.0258)	(0.0082)	(0.0069)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	1.50%[3]	4.81%	4.41%	2.61%	0.83%	0.67%

Ratios to Average Net Assets

Total expenses	0.63%[4]	0.65%	0.66%	0.66%	0.64%	0.63%

Net investment income	2.97%[4]	4.70%	4.34%	2.57%	0.81%	0.69%

Supplemental Data

Net assets, end of period (000)	$ 5,287,278	$ 5,032,673	$ 4,392,407	$ 3,983,769	$ 4,285,584	$4,710,703

[1] Amount is less than $0.0001 per share. [2] Amount is less than $(0.0001) per share. [3] Aggregate total investment return. [4] Annualized.

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

11

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch Ready Assets Trust (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: Trust securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amorti-
zation of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The
Trust seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Dividends and Distributions to Shareholders: The Trust declares divi-
dends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional Trust shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Trust’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the
Trust’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Trust are charged to the
Trust. Other operating expenses shared by several funds are pro-
rated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions
with Affiliates:

The Trust has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Trust. For such services, the Advisor receives a fee from the Trust at the end of each month based upon the average daily value of the Trust’s net assets at the following annual rates:

Portion of average daily value of net assets:	Rate

Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.400%
In excess of $1 billion but not exceeding $5 billion	0.350%
In excess of $5 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion but not exceeding $20 billion	0.275%
In excess of $20 billion	0.250%

12 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Notes to Financial Statements (concluded)

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Advisor.

For the six months ended June 30, 2008, the Trust reimbursed the
Advisor $39,994 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust has also entered into separate Distribution Agreements and a
Distribution Plan with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Trust pays the Distributor an ongoing distribution fee. The distribution fee is accrued daily and paid monthly at an annual rate of 0.125% of average daily net assets.

Financial Data Services, Inc. (“FDS”), a wholly-owned subsidiary of
Merrill Lynch and an affiliate of the advisor, is the Trust’s transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares issued to shareholders in reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

13

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Merrill Lynch Ready Assets Trust (the “Fund”) met in
person in April and June 2008 to consider the approval of the Fund’s investment advisory agreement with its investment adviser, BlackRock
Advisors, LLC (the “Adviser”) (the “Advisory Agreement”). The Board also considered the approval of the subadvisory agreement with respect to the Fund between the Adviser and BlackRock Institutional Management
Corporation (the “Subadviser”) (the “Subadvisory Agreement”). The
Adviser and the Subadviser are referred to herein as “BlackRock.” The
Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Trustees”). The Trustees are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the direc-
tors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent
Trustees. The Board established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. .
and certain affiliates (the “Transaction”), the Fund entered into an
Advisory Agreement with the Adviser with an initial two-year term and the Adviser entered into a Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the
Fund by the personnel of BlackRock and its affiliates, including invest-
ment management, administrative services, shareholder services, over-
sight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures;
and (j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as com-
pared with a peer group of funds as determined by Lipper (“Peers”);
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by
BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the
Fund’s shares; and (f) an internal comparison of management fees clas-
sified by Lipper, if applicable. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability,
Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

14 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Fund and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as control-
ling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. At an in-person meeting held on
June 3 – 4, 2008, the Fund’s Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreement between the Adviser and the
Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed vari-
ous materials provided to it in advance of the April 16, 2008 meeting.
As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided additional infor-
mation, as detailed above, in advance of the June 3 – 4, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund;
and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. The Board compared the Fund’s performance — including the effects of the Fund’s fees and expenses —
to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combi-
nation of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the
Fund’s portfolio management team; BlackRock’s portfolio trading capa-
bilities; BlackRock’s use of technology; BlackRock’s commitment to com-
pliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed BlackRock’s compensation structure with respect to the portfolio management teams of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.
In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional infor-
mation and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support;
and (f) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of
BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

15

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-
income market that prevailed during the past 18 months. The Board considered BlackRock’s planned changes in the organization of its fixed-income management.

The Board noted that the Fund’s performance was at or above the median of its Peers in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Fund. The Board was also provided with a profitability analy-
sis that detailed the revenues earned and the expenses incurred by
BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data
provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that although the Fund paid contractual advisory fees higher than its Peers, the Fund had investment performance during each of the one-, three- and five-year periods that was at least equal to or above the performance median of its Peers.

The Board took into account that the Fund has an advisory fee arrange-
ment that includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Trustees, considered whether the shareholders would benefit from eco-
nomies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execu-
tion practices throughout the year.

16 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded) Conclusion The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the
Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-
important or controlling, but considered all factors together. The
Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrange-
ments for the Fund reflect the results of several years of review by the
Trustees and predecessor Trustees, and discussions between the
Trustees (and predecessor Trustees) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclu-
sions may be based in part on their consideration of these arrange-
ments in prior years.

MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

17

Officers and Trustees

David O. Beim, Trustee
Richard S. Davis, Trustee
Ronald W. Forbes, Co-Chairman of the Board and Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph . Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Trust
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246-6484

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

18 MERRILL LYNCH READY ASSETS TRUST

JUNE 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

MERRILL LYNCH READY ASSETS TRUST JUNE 30, 2008 19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust’s current prospectus. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Total return information assumes reinvest-
ment of all distributions. Past performance results shown in this report should not be considered a representation of future perfor-
mance. For current month-end performance information, call
(800) 882-0052. The Trust’s current seven-day yield more closely reflects the current earnings of the Trust than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7726 and (2)
on the Securities and Exchange Commission’s website at
http://www.sec.gov.

Merrill Lynch Ready Assets Trust 100 Bellevue Parkway Wilmington, DE 19809

#10250-6/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch Ready Assets Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch Ready Assets Trust

Date: August 22, 2008